Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2025
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

11. RELATED PARTY BALANCES AND TRANSACTIONS

The following is a list of a director and related parties to which the Group has transactions with:

(a)	Ian Huen, the Chief Executive Officer and Executive Director of the Group since November 2023. He was a Non-executive Director from June 2022 to November 2023. Before June 2022, he was the Chief Executive Officer and Executive Director;

(b)	Aeneas Group Limited, an entity controlled by Ian Huen;

(c)	Jurchen Investment Corporation, the holding company and an entity controlled by Ian Huen;

(d)	Libra Sciences Limited, an entity which was originally a wholly owned subsidiary of Aptorum Therapeutics Limited (“ATL”). Since December 30, 2021, Libra has been turned into a related party to the Group due to the voting power owned by ATL is decreased to below 50% but more than 20%; (Note 12).

Amounts due from related party

Amounts due from related party consisted of the following as of June 30, 2025 and December 31, 2024:

	June 30, 2025	December 31, 2024
	(Unaudited)
Current
Libra Sciences Limited (Note b)	$519,002	$522,192
Allowance for credit loss	(519,002)	(522,192)
Total	$-	$-

Amounts due to related parties

Amounts due to related parties consisted of the following as of June 30, 2025 and December 31, 2024:

	June 30, 2025	December 31, 2024
	(Unaudited)
Current
Aeneas Group Limited (Note a)	$79,180	$79,180
Ian Huen	520	464
	$79,700	$79,644

	June 30, 2025	December 31, 2024
	(Unaudited)
Convertible notes to a related party - Current
Jurchen Investment Corporation (Note 15)	$-	$3,238,500

Convertible notes to a related party – Non-current
Jurchen Investment Corporation (Note 15)	$3,328,500	$-

Related party transactions

Related party transactions consisted of the following for the six months ended June 30, 2025 and 2024:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Interest expenses (Note 15)
- Jurchen Investment Corporation	$90,000	90,000

Note a: On August 13, 2019, Aptorum Therapeutics Limited (“ATL”), a wholly owned subsidiary of the Company, entered into financing arrangements with Aeneas Group Limited, a related party, and Jurchen Investment Corporation, the ultimate parent of the Group, allowing ATL to access up to a total $15 million in line of credit debt financing. Both line of credits have originally matured on August 12, 2022. ATL and Aeneas Group Limited has mutually agreed to extend the line of credit arrangement further 3 years to August 12, 2024. The interest on the outstanding principal indebtedness is at the rate of 8% per annum. ATL may early repay, in whole or in part, the principal indebtedness and all interest accrued at any time prior to the maturity date without the prior written consent of the lender and without payment of any premium or penalty. As of the date of this unaudited condensed consolidated financial statements, the undrawn line of credit facility is $12 million.

Note b: On January 13, 2022, ATL entered a line of credit facility with Libra Sciences Limited to provide up to a total $1 million line of credit for its daily operation. The line of credit is originally matured on January 12, 2023, and is extended for additional 3 years. The interest on the outstanding principal indebtedness is at the rate of 10% per annum. ATL and Libra Science Limited mutually agreed to terminate the line of credit agreement effect as of March 31, 2023. All existing liabilities arising from the line of credit agreement shall remain enforceable and repayable on demand by ATL. As of the issuance date of this unaudited condensed consolidated financial statements, $0.5 million is outstanding from Libra Sciences Limited. For the six months ended June 30, 2025 and year ended December 31, 2024, the Group has assessed that the amounts due from Libra Science Limited and its subsidiary are potentially unrecoverable. Accordingly, as at period ended 30 June 2025 an allowance for credit loss amounting to $0.5 million has been recognized.